Business Combinations and Divestitures - Clarabridge Acquisition (Details) $ / shares in Units, € in Millions, $ in Millions			12 Months Ended
		Oct. 01, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Oct. 01, 2021 EUR (€)	Oct. 01, 2021 USD ($) $ / shares
Recognized Assets and Liabilities
Revenue			€ 31,207	€ 29,520	€ 26,953
Profit after tax	[1]		€ 5,964	€ 1,708	5,376
Clarabridge
Business Combinations
Common stock issued to sellers fixed based on valuation, amount | $		$ 1,125
Cash paid per share (in dollars per share) | $ / shares							$ 37.33
Purchase price						€ 1,116	$ 1,298
Shares issued as consideration						910
Assumed awards						115
Cash paid						91
Recognized Assets and Liabilities
Intangible assets						218
Other identifiable assets						84
Total identifiable assets						302
Other identifiable liabilities						107
Total identifiable liabilities						107
Total identifiable net assets						195
Goodwill						921
Total consideration transferred						€ 1,116	$ 1,298
Signavio and Clarabridge
Recognized Assets and Liabilities
Revenue					27,842
Revenue from acquisitions					70
Profit after tax					5,376
Profit after tax from acquisitions					€ (89)

[1]	From continuing and discontinued operations